NATURE OF BUSINESS	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Organization, Consolidation and Presentation Of Financial Statements Disclosure [Abstract]
Nature of Operations [Text Block]
NOTE 1:	NATURE OF BUSINESS

(1)
Organization – The consolidated financial statements include the accounts of Chanticleer Holdings, Inc. (“Holdings”) and its wholly owned subsidiaries Chanticleer Advisors LLC (“Advisors”), Avenel Ventures LLC ("Ventures"), Avenel Financial Services LLC ("Financial"), Chanticleer Holdings Limited ("CHL"), Chanticleer Holdings Australia Pty, Ltd. ("CHA"), Chanticleer Investment Partners, LLC ("CIP") and DineOut S.A. Ltd. ("DineOut") (Holdings owns 88.99% at September 30, 2011) (collectively the “Company”, "Companies," “we”, or “us”).  All significant intercompany balances and transactions have been eliminated in consolidation.  Holdings was organized October 21, 1999, under the laws of the State of Delaware.  On April 25, 2005, the Company formed a wholly owned subsidiary, Chanticleer Holdings, Inc. and on May 2, 2005, Tulvine Systems, Inc. merged with and changed its name to Chanticleer Holdings, Inc.

Information regarding the Company's subsidiaries is as follows:

•
Advisors was formed as a Nevada Limited Liability Company on January 18, 2007 to manage related companies, Chanticleer Investors, LLC ("Investors LLC"), Chanticleer Investors II, LLC ("Investors II") and other investments owned by the Company (for additional information, see www.chanticleer advisors.com);

•	Ventures was formed as a Nevada Limited Liability Company on December 24, 2008 to provide business management and consulting services to its clients;

•
CHL is wholly owned and was formed as a Limited Liability Company in Jersey on March 24, 2009 and now owns 100% interest in Hooters SA, GP, the general partner of the Hooters restaurant franchises in South Africa.  CHL owned 50% of Hooters SA, GP until September 2011, when it acquired the remaining 50%;

•
DineOut was formed as a Private Limited Liability Company in England and Wales on October 29, 2009 to finance growth activity for the Company around the world.  DineOut's common stock is listed on the Frankfurt stock exchange.  As of September 30, 2011, the Company has sold 11.01% of its interest in DineOut;

•	CHA was formed on September 30, 2011 in Australia as a wholly-owned subsidiary to invest in Hooters Restaurants in Australia;

•
AFS was formed as a Nevada Limited Liability Company on February 19, 2009 to provide unique financial services to the restaurant, real estate development, investment advisor/asset management and philanthropic organizations.  AFS's business operation had never been activated and was discontinued in September 2011; and

•
CIP was formed as a North Carolina Limited Liability Company on September 20, 2011.  CIP has not commenced business at September 30, 2011.  The intended use of CIP will be to manage separate and customized investment accounts for investors.  The Company plans to register CIP as a registered investment advisor so that it can market openly to the public.

(2)
General - The consolidated financial statements included in this report have been prepared by the Company pursuant to the rules and regulations of the Securities and Exchange Commission for interim reporting and include all adjustments (consisting only of normal recurring adjustments) that are, in the opinion of management, necessary for a fair presentation.  These consolidated financial statements have not been audited.

Certain information and footnote disclosures normally included in consolidated financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted pursuant to such rules and regulations for interim reporting.  The Company believes that the disclosures contained herein are adequate to make the information presented not misleading.  However, these financial statements should be read in conjunction with the consolidated financial statements and notes thereto included in the Company’s Annual Report for the period ended December 31, 2010, which is included in the Company’s Form 10-K/A.

(3)
Going Concern - At September 30, 2011 and December 31, 2010, the Company had current assets of $464,868 and $158,718; current liabilities of $1,550,668 and $645,634; and a working capital deficit of $1,085,800 and $486,916, respectively.  The Company had a loss of $496,037 during the nine months ended September 30, 2011 and had an unrealized loss from available-for-sale securities of $224,240 resulting in a comprehensive loss of $720,277.

The Company's general and administrative expenses were $769,732 during the nine months ended September 30, 2011 as compared to $657,249 in the same period of 2010.  The Company expects its general and administrative cost to be approximately $250,000 for the remaining quarter of 2011.

As of September 30, 2011, the Company had raised the following amounts from limited partners and made its own LP contributions for its share of cost of the Durban and Johannesburg restaurants which opened in 2010 and the Cape Town restaurant which opened in June of 2011.  The Johannesburg and Cape Town restaurants are expected to require some additional funding to settle outstanding liabilities, but all are expected to operate with positive cash flow in the future.

	Durban	Johannesburg	Cape Town	Total

Other limited partners	$351,500	$412,500	$433,250	$1,197,250
Chanticleer LP interest	9,299	68,596	183,861	261,756
	$360,799	$481,096	$617,111	$1,459,006

The Company expects to meet its obligations in the next twelve months with some or all of the following:

•
During the quarter ended September 30, 2011, the Company executed a line of credit with its bank in the amount of $2,000,000 and at September 30, 2011 had borrowed $920,000.  This line of credit is planned to be used for the buy-out of the other GP in South Africa and for investments in other countries, as discussed elsewhere herein.  The Company plans to sell its common stock in the future with the intended use of the funds to repay existing loans and complete restaurant expansion plans;

•
The Company currently is receiving its share of earnings from the Durban and Johannesburg, South Africa restaurants which commenced operations in 2010 and will begin receiving its share of earnings from the Cape Town, South Africa location which opened in June of 2011;

•
The Company is funding the initial formation of Chanticleer Dividend Fund, Inc. ("CDF"), including the registration of its common stock.  The Company expects to get most of its capital outlay back after the registration statement becomes effective and CDF begins raising funds; and

•
The Company has completed a registration statement on Form S-1, which was declared effective on July 14, 2011, to register one Class A Warrant and one Class B Warrant for each share of the Company issued.  The Company raised $20,608, net of legal and professional fees from the sale of the warrants.

If the above events do not occur or if the Company does not raise sufficient capital, substantial doubt about the Company’s ability to continue as a going concern exists.  These consolidated financial statements do not reflect any adjustments that might result from the outcome of these uncertainties.

(4)
Reclassifications - Certain reclassifications have been made in the financial statements at December 31, 2010 and for the periods ended September 30, 2010 to conform to the September 30, 2011 presentation.  The reclassifications had no effect on net earnings (loss).

(5)
Fair value measurements - For financial assets and liabilities measured at fair value on a recurring basis, fair value is the price we would receive to sell an asset or pay to transfer a liability in an orderly transaction with a market participant at the measurement date.  In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions.  Preference is given to observable inputs.  These two types of inputs create the following fair value hierarchy:

Level 1	Quoted prices for identical instruments in active markets.
Level 2
Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3	Significant inputs to the valuation model are unobservable.

We maintain policies and procedures to value instruments using the best and most relevant data available.  Our investment committee reviews and approves all investment valuations.

Our available-for-sale equity securities are all valued using Level 1 or Level 2 inputs.

Management has determined that it will not, at this time, adopt fair value accounting for nonfinancial assets or liabilities currently recorded in the consolidated financial statements, which includes property and equipment, equity method investments, investments carried at cost, deposits and other assets.

(6)
New accounting pronouncements - There are several new accounting pronouncements issued by the Financial Accounting Standards Board (“FASB”) which are not yet effective.  Each of these pronouncements, as applicable, has been or will be adopted by the Company.  At October 31, 2011, none of these pronouncements is expected to have a material effect on the financial position, results of operations or cash flows of the Company when adopted.

1.	NATURE OF BUSINESS

ORGANIZATION

Chanticleer Holdings, Inc. (the “Company”) was organized October 21, 1999, under its original name, Tulvine Systems, Inc., under the laws of the State of Delaware.  The Company previously had limited operations and was considered a development stage company until July 2005.  On April 25, 2005, the Company formed a wholly owned subsidiary, Chanticleer Holdings, Inc.  On May 2, 2005, Tulvine Systems, Inc. merged with and changed its name to Chanticleer Holdings, Inc.

The consolidated financial statements include the accounts of Chanticleer Holdings, Inc. and its wholly owned subsidiaries, Chanticleer Advisors, LLC, (“Advisors”), Avenel Ventures, LLC ("Ventures"), Avenel Financial Services, LLC ("AFS"), Chanticleer Holdings Limited ("CHL") and DineOut SA Ltd. ("DineOut") (the Company sold approximately 7% of DineOut during 2010) collectively referred to as “the Company,” “we,” “us,” or “the Companies”. All significant inter-company balances and transactions have been eliminated in consolidation.

Effective March 23, 2011, the Company's common stock was forward split, 2 shares for each share issued, pursuant to written consent by a majority of the Company's shareholders.  All share references have been adjusted as if the split occurred prior to all periods presented.

Information regarding the Company's subsidiaries is as follows:

•
Advisors was formed as a Nevada Limited Liability Company on January 18, 2007 to manage related companies, Chanticleer Investors, LLC ("Investors LLC"), Chanticleer Investors II, LLC ("Investors II") and other investments owned by the Company;

•	Ventures was formed as a Nevada Limited Liability Company on December 24, 2008 to provide business management and consulting services to its clients;

•
AFS was formed as a Nevada Limited Liability Company on February 19, 2009 to provide unique financial services to the restaurant, real estate development, investment advisor/asset management and philanthropic organizations.  AFS's business operation has not been activated and is expected to initially include captive insurance, CHIRA and trust services;

•	CHL was formed as a Limited Liability Company in Jersey on March 24, 2009 to own the Company's 50% interest in Hooters SA, GP, the general partner of the Hooters restaurant franchises in South Africa;

•	DineOut was formed as a Private Limited Liability Company in England and Wales on October 29, 2009 to raise capital in Europe.

GOING CONCERN

At December 31, 2010 and 2009, the Company had current assets of $158,718 and $60,180; current liabilities of $645,634 and $735,651; and a working capital deficit of $486,916 and $675,471, respectively.  The Company incurred a loss of $1,011,565 during the year ended December 31, 2010 and had an unrealized gain from available-for-sale securities of $152,027 resulting in a comprehensive loss of $859,538.

The Company's general and administrative expenses averaged approximately $235,000 per quarter during 2010.  The Company expects cost to remain relatively constant in 2011 with probable increases to manage the new Chanticleer Dividend Fund, Inc. offset by expected management fee income.  The Company's share of income from the ownership of the Hooters restaurants in South Africa is also continuing to increase.  In addition, the Company has a note for $250,000 owed to its bank which is due in July 2011.  The Company plans to continue to use limited partnerships to fund its share of costs for additional Hooters restaurants.

The Company expects to meet its obligations in 2011 with some or all of the following:

•
The Company holds 3,724,961 shares in DineOut at December 31, 2010, which are free-trading on the Frankfort Exchange and were trading at approximately €1.30 (approximately $1.74) per share at December 31, 2010.  The Company plans to continue to sell some of these shares to meet its short-term capital requirements;

•	The Company received $400,000 in January 2011 when the acquisition of the Hooters restaurants was completed (See Note 15);

•	Extend a portion of its existing line of credit;

•	Convert its convertible notes payable into common stock (See Note 15);

•	The Company expects to raise all of its cash requirements for the South Africa restaurants from limited partners; and

•
The Company is funding the initial formation of Chanticleer Dividend Fund, Inc., including the registration of its common stock.  The Company expects to get most of its capital outlay back after the registration statement becomes effective (See Note 11).

If the above events do not occur or if the Company does not raise sufficient capital, substantial doubt about the Company’s ability to continue as a going concern exists.  These consolidated financial statements do not reflect any adjustments that might result from the outcome of these uncertainties.